NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 228,414,000,000	$ 204,558,000,000
Deferred Financing Costs and Other on Secured bank loans	(2,650,000,000)
Non-current portion of non-current borrowings	13,800,000,000
Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	63,754,000,000	70,176,000,000
Deferred Financing Costs and Other on Secured bank loans	(434,000,000)
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	78,586,000,000	55,298,000,000
Deferred Financing Costs and Other on Secured bank loans	(1,259,000,000)
Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	47,466,000,000	40,935,000,000
Deferred Financing Costs and Other on Secured bank loans	(577,000,000)
Asset management
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	40,700,000,000
LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,400,000,000
Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	38,608,000,000	$ 38,149,000,000
Deferred Financing Costs and Other on Secured bank loans	(380,000,000)
Core & T&D (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	23,500,000
BPY Investment Property [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	32,500,000,000
BPY PPE [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,900,000,000
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	47,190,000,000
One year from reporting date | Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	24,296,000,000
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,313,000,000
One year from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,618,000,000
One year from reporting date | LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	12,700,000,000
One year from reporting date | Core Office (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,100,000,000
One year from reporting date | Retail (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,500,000,000
One year from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,963,000,000
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	28,744,000,000
Two years from reporting date | Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17,301,000,000
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,343,000,000
Two years from reporting date | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,644,000,000
Two years from reporting date | LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,100,000,000
Two years from reporting date | Core Office (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,000,000,000.0
Two years from reporting date | Retail (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,200,000,000
Two years from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,456,000,000
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	24,617,000,000
2021 | Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,568,000,000
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,690,000,000
2021 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,439,000,000
2021 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,920,000,000
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	33,099,000,000
2022 | Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,571,000,000
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,965,000,000
2022 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,461,000,000
2022 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,102,000,000
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	23,787,000,000
2023 | Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,336,000,000
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,373,000,000
2023 | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,284,000,000
2023 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,794,000,000
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	73,627,000,000
Total Principal repayments on Secured bank loans	231,064,000,000
Thereafter | Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,116,000,000
Total Principal repayments on Secured bank loans	64,188,000,000
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	40,161,000,000
Total Principal repayments on Secured bank loans	79,845,000,000
Thereafter | Private Equity
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17,597,000,000
Total Principal repayments on Secured bank loans	48,043,000,000
Thereafter | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,753,000,000
Total Principal repayments on Secured bank loans	$ 38,988,000,000